RELATED-PARTY BALANCES AND TRANSACTIONS - Lease cost (Details) - Related party - Sinotrans - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cost of revenues
RELATED-PARTY BALANCES AND TRANSACTIONS
Operating and finance lease cost and expense	$ 1,433	$ 1,191	$ 843
Selling, general and administrative expenses
RELATED-PARTY BALANCES AND TRANSACTIONS
Operating and finance lease cost and expense	37	37	29
Interest expense
RELATED-PARTY BALANCES AND TRANSACTIONS
Operating and finance lease cost and expense	$ 111	$ 107	$ 101